Organization and Description of Business (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
	Nov. 05, 2020	Jan. 07, 2020	Dec. 12, 2019	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022	[1]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating cash outflow				$ 322,617	$ 221,702	$ 1,391,779		$ 1,580,247
Accumulated deficit				50,330,386		49,991,515		44,429,810
Net loss				$ 338,871	$ 1,462,756	$ 5,561,705	[1]	$ 7,723,257	[1]	$ 17,101,671
Formal Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash consideration amount		$ 2,500,000
Nova Living (M) SDN. BHD [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to acquire businesses gross			$ 1.00
Nova HK [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to acquire businesses gross	$ 1,290

[1]	The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year.